Acquisitions and Divestitures	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions and Divestitures

4. Acquisitions and Divestitures

On September 26, 2016, Amadeus Petroleum, Inc. and T-N-T Engineering, Inc. entered into a purchase and sale agreement with AVAD Energy Partners, LLC and Vendera Resources II, LLC to sell their remaining interest in producing wells and related oil and gas leases in its conventional properties located in multiple counties in Texas, effective as of July 1, 2016. Aggregate production related to the properties was 436 Boe/d during the third quarter of 2016. The sale price approximated $14,000,000. The transaction closed on October 31, 2016. As of September 30, 2016, the Company reported an impairment charge of approximately $29.1 million, representing carrying value in excess of fair value, less the cost to sell the properties.

On August 2, 2016 the Company entered into a purchase and sale agreement with Juneau Energy, LLC (“Juneau”) whereby the Company obtained an undivided 50% of Seller’s interest in two producing wells and each well’s respective oil and gas leases covering approximately 1,300 net mineral acres located in Brazos County, Texas. The total purchase paid by the Company was $5,500,000 payable in 500,227 shares of the Company’s Class A voting common stock.

On June 15, 2016, Amadeus Petroleum, Inc. and T-N-T Engineering, Inc. sold their entire interest in producing wells and related oil and gas leases in its Morgan’s Bluff property located in Orange County, Texas, effective as of July 1, 2016. Production related to the property was 86 Boe/d during the second quarter of 2016. The sale price approximated $2,200,000 and resulted in a gain of approximately $1,900,000.

From January to March 2016 the Company paid approximately $770,000 to acquire approximately 220 net acres in La Salle County, TX surrounding Company developed areas and new undeveloped areas classified by the Company as Burns Ranch. From January to June 2016 the Company paid approximately $1,600,000 to acquire approximately 1,088 net acres in Gonzales County, TX for new well development in the Cyclone area.

In January 2015 the Company exchanged its working interest in two non-operated wells and the underlying leasehold acreage for increased working interests in currently owned and operated property. The exchange resulted in a loss of $629,000. Additionally, the Company acquired 159 net acres in the Eagle Ford Shale trend in La Salle County, TX for $500,000 as a further component of the exchange.

3. Acquisitions and Divestitures

In March 2014 the Company acquired additional working interests in four wells and approximately 1,240 net acres in the Eagle Ford Shale trend. The acquired assets are located in La Salle County. The Company paid approximately $2,385,000 to acquire the acreage. $750,000 was allocated to proved properties, while $1,635,000 was allocated to unproved properties.

In March 2014 the Company acquired an additional 15,232 gross / 13,156 net acres in the Eagle Ford Shale trend. The acquired assets are located in La Salle, Frio, Wilson, Brazos and Robertson counties. The Company paid approximately $70,737,000 to acquire the acreage. $58,490,000 of the purchase price was allocated to proved properties, while $12,247,000 was allocated to unproved properties. Virtually all of the properties will be operated by Lonestar.

In June 2014, the Company sold its working interest in its non-operated Raccoon Bend property for approximately $3,200,000. The effective date of the sale was June 1, 2014. The gain on the sale approximated $461,000.

In September 2014 the Company acquired an additional 720 net acres in the Eagle Ford Shale trend. The acquired assets are located in La Salle County. The Company paid approximately $2,500,000 to acquire the acreage. All of the purchase price was allocated to unproved properties.

In January 2015 the Company exchanged its working interest in two non-operated wells and the underlying leasehold acreage for increased working interests in currently owned and operated property. The exchange resulted in a loss of $629,000. Additionally, the Company acquired 159 net acres in the Eagle Ford Shale trend in La Salle County for $500,000 as a further component of the exchange.